Selling, General And Administrative Expenses	12 Months Ended
Dec. 31, 2011
Selling, General And Administrative Expenses [Abstract]
Selling, General And Administrative Expenses

20. Selling, general and administrative expenses

We had 345, 356 and 153 persons in employment as at December 31, 2009, 2010 and 2011, respectively. Selling, general and administrative expenses include the following expenses:

	Year ended December 31,
	2009	2010	2011
Personnel expenses (1) (3)	$40,684	$39,708	$52,262
Travel expenses	5,216	5,130	5,862
Professional services	12,217	13,752	13,159
Office expenses	3,368	4,067	3,943
Directors expenses	3,382	4,789	5,582
Aircraft management fee (2)	—	6,395	26,841
Mark-to-market on derivative instruments and foreign currency results	4,148	(1,651)	2,811
Other expenses	7,613	8,437	10,286
	$76,628	$80,627	$120,746

(1)           Includes share-based compensation of $2,986, $2,875 and $6,159 in the years ended December 31, 2009, 2010 and 2011, respectively.

(2)           Includes a one-off charge of $24,500 relating to the buy-out of the Genesis portfolio servicing rights in the year ended December 31, 2011.

(3)           Includes termination and severance payments of $5,151 in the year ended December 31, 2011.